UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust - Focused Fund

 (Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

September 30, 2012

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Focused Fund

Table of Contents

Page
Portfolio Investments:
Touchstone Focused Fund	3
Statements of Assets and Liabilities	5 - 6
Statement of Operations	7
Statements of Changes in Net Assets	8
Statements of Changes in Net Assets - Capital Stock Activity	9
Financial Highlights	10 - 11
Notes to Financial Statements	12 - 21
Other Items	22 - 26
Privacy Protection Policy	27

2

Portfolio of Investments

Touchstone Focused Fund – September 30, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 87.4%

Financials — 20.5%
Allstate Corp. (The)	837,082	$33,156,818
Bank of America Corp.	3,064,319	27,057,937
Bank of New York Mellon Corp. (The)	995,909	22,527,462
Fidelity National Financial, Inc. - Class A	294,551	6,300,446
Goldman Sachs Group, Inc. (The)	237,181	26,962,736
		116,005,399

Information Technology — 16.2%
Adobe Systems, Inc.*	385,214	12,504,046
Apple, Inc.	40,435	26,980,658
Arrow Electronics, Inc.*	374,073	12,610,001
Google, Inc. - Class A*	28,840	21,759,780
Hewlett-Packard Co.	518,579	8,846,958
Microsoft Corp.	295,111	8,788,406
		91,489,849

Consumer Discretionary — 11.9%
Carnival Corp.	403,414	14,700,406
International Speedway Corp. - Class A	242,871	6,890,250
Lowe's Cos, Inc.	313,092	9,467,902
Royal Caribbean Cruises Ltd.	338,747	10,233,547
Sotheby's	128,102	4,035,213
Time Warner Cable, Inc.	233,530	22,199,362
		67,526,680

Industrials — 10.9%
Alliant Techsystems, Inc.	433,648	21,730,101
Gardner Denver, Inc.	198,067	11,965,227
Kennametal, Inc.	142,489	5,283,492
Oshkosh Corp.*	756,147	20,741,112
Universal Forest Products, Inc.	47,289	1,964,385
		61,684,317

Energy — 10.7%
Devon Energy Corp.	239,835	14,510,018
Exxon Mobil Corp.	199,733	18,265,583
Halliburton Co.	275,927	9,295,981
National Oilwell Varco., Inc.	120,498	9,653,095
World Fuel Services Corp.	243,407	8,667,723
		60,392,400

Health Care — 6.4%
Owens & Minor, Inc.	451,167	13,480,870
WellPoint, Inc.	394,549	22,887,787
		36,368,657

Consumer Staples — 5.7%
Energizer Holdings, Inc.	81,734	6,098,174
Sysco Corp.	555,526	17,371,298
TESCO PLC ADR	539,667	8,731,812
		32,201,284

Telecommunication Services — 5.1%
France Telecom SA ADR†	1,202,125	14,689,968
KDDI Corp. ADR	747,480	14,463,738
		29,153,706
Total Common Stocks		$494,822,292

Exchange Traded Funds — 8.9%
iShares Russell 3000 Index Fund	337,499	28,636,790
SPDR S&P 500 ETF Trust	150,196	21,617,710
Total Exchange Traded Funds		$50,254,500

Investment Funds — 4.0%
Invesco Government & Agency Portfolio**	7,456,265	7,456,265
Touchstone Institutional Money Market Fund^	15,156,908	15,156,908
Total Investment Funds		$22,613,173

Total Investment Securities —100.3%
(Cost $508,201,892)		$567,689,965

Liabilities in Excess of Other Assets — (0.3%)		(1,934,830)

Net Assets — 100.0%		$565,755,135

†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2012 was $7,063,221.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Company

SPDR - Stand & Poor's Depositary Receipt

3

Touchstone Focused Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common
Stocks	$494,822,292	$—	$—	$494,822,292
Exchange
Traded
Funds	50,254,500	—	—	50,254,500
Investment
Funds	22,613,173	—	—	22,613,173
				$567,689,965

See accompanying Notes to Financial Statements.

4

Statements of Assets and Liabilities

September 30, 2012 (Unaudited)

Touchstone
Focused
Fund
Assets
Investments, at cost	$508,201,892
Affiliated securities, at market value	$15,156,908
Non-affiliated securities, at market value	552,533,057
Investments, at market value (A)	$567,689,965
Dividends and interest receivable	418,951
Receivable for capital shares sold	19,139
Receivable for investments sold	7,694,970
Securities lending income receivable	1,041
Other assets	16,474
Total Assets	575,840,540

Liabilities
Payable for return of collateral for securities on loan	7,456,265
Payable for capital shares redeemed	831,979
Payable for investments purchased	879,749
Payable to Investment Advisor	254,467
Payable to other affiliates	39,003
Payable to Trustees	3,998
Payable for professional services	12,972
Other accrued expenses and liabilities	606,972
Total Liabilities	10,085,405

Net Assets	$565,755,135

Net assets consist of:
Paid-in capital	$875,623,095
Accumulated net investment income	4,314,612
Accumulated net realized losses on investments	(373,670,645)
Net unrealized appreciation on investments	59,488,073
Net Assets	$565,755,135
(A) Includes market value of securities on loan of:	$7,063,221

See accompanying Notes to Financial Statements.

5

Statements of Assets and Liabilities (Continued)

Touchstone
Focused
Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$6,061,430
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	252,978
Net asset value price per share*	$23.96
Maximum offering price per share	$25.42

Pricing of Class C Shares
Net assets applicable to Class C shares	$2,804
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	117
Net asset value, offering price per share**	$23.88

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$530,217,575
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	21,898,228
Net asset value, offering price and redemption price per share	$24.21

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$29,473,326
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,212,916
Net asset value, offering price and redemption price per share	$24.30

* There is no sales load on subscriptions of $ 1 million or more. Redemptions that were part of a $ 1 million or more subscription maybe subject to a contingent deferred sales load.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

6

Statement of Operations

For the Six Months Ended September 30, 2012 (Unaudited)

Touchstone
Focused
Fund
Investment Income
Dividends from affiliated securities	$16,434
Dividends from non-affiliated securities(A)	5,649,022
Income from securities loaned	81,529
Total Investment Income	5,746,985
Expenses
Investment advisory fees	1,802,059
Administration fees	461,228
Compliance fees and expenses	638
Custody fees	3,581
Professional fees	33,705
Transfer Agent fees, Class A	6,212
Transfer Agent fees, Class C	7
Transfer Agent fees, Class Y	640,311
Transfer Agent fees, Institutional Class	3,174
Registration Fees, Class A	5,912
Registration Fees, Class C	3,616
Registration Fees, Class Y	8,590
Registration Fees, Institutional Class	4,803
Reports to Shareholders, Class A	17,641
Reports to Shareholders, Class C	4,542
Reports to Shareholders, Class Y	38,098
Reports to Shareholders, Institutional Class	10,921
Distribution expenses, Class A	8,028
Distribution expenses, Class C	12
Trustee fees	3,998
Other expenses	106,333
Total Expenses	3,163,409
Fees waived and/or reimbursed by the Advisor and/or Affiliates(C)	(583,243)
Net Expenses	2,580,166
Net Investment Income	3,166,819
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	42,772,470
Net change in unrealized appreciation (depreciation) on investments	(39,664,202)
Net Realized and Unrealized Gain on Investments	3,108,268
Change in Net Assets Resulting from Operations	$6,275,087
(A) Net of foreign tax withholding of:	$512,251
(C)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

7

Statements of Changes in Net Assets

	Touchstone
	Focused Fund
	For the
	Six Months
	Ended	For the
	September 30,	Year Ended
	2012	March 31,
	(Unaudited)	2012
From Operations
Net investment income	$3,166,819	$4,880,461
Net realized gain on investments	42,772,470	18,805,636
Net change in unrealized appreciation (depreciation) on investments	(39,664,202)	18,914,355
Change in Net Assets from Operations	6,275,087	42,600,452
Distributions to Shareholders from:
Net investment income, Class A	—	(82,208)
From net investment income, Class Z	—	(7,670,848)
Net investment income, Institutional Class	—	(479,135)
Total Distributions	—	(8,232,191)
Net Decrease from Share Transactions (A)	(32,892,501)	(78,497,913)
Total Decrease in Net Assets	(26,617,414)	(44,129,652)

Net Assets
Beginning of period	592,372,549	636,502,201
End of period	$565,755,135	$592,372,549
Accumulated Net Investment Income	$4,314,612	$1,147,793

(A) For details of share transactions by class see Statements of Changes in Net Assets - Capital Stock Activity page 10.

See accompanying Notes to Financial Statements.

8

Statements of Changes in Net Assets - Capital Stock Activity

	For the Six Months		For the Year
	Ended		Ended
	September 30, 2012		March 31, 2012
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares issued	7,904	$175,481	75,790	$1,601,757
Capital Contribution (A)	—	—	—	59,727
Reinvestment of distributions	—	—	3,666	73,438
Cost of shares redeemed	(66,056)	(1,474,652)	(326,002)	(6,863,035)
Change in Class A Share Transactions	(58,152)	(1,299,171)	(246,546)	(5,128,113)
Class C (B)
Proceeds from shares issued	300	6,724	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares redeemed	(183)	(4,075)	—	—
Change in Class C Share Transactions	117	2,649	—	—
Class Y
Proceeds from shares issued	351,385	7,941,706	—	—
Proceeds from shares issued in connection with merger (C)	23,156,289	361,810,951
Reinvestment of distributions	—	—	—	—
Cost of shares redeemed	(1,609,446)	(36,580,012)	—	—
Change in Class Y Share Transactions	21,898,228	333,172,645	—	—
Class Z
Proceeds from Shares issued	25,967	610,958	1,226,712	26,042,420
Capital Contribution (A)	—	—	—	3,824,153
Reinvestment of distributions	—	—	367,954	7,432,680
Redemption Fees				2,601
Cost of Shares redeemed	(148,721)	(3,480,856)	(5,176,383)	(109,613,674)
Cost of Shares redeemed in connection with merger (C)	(23,156,289)	(361,810,951)	—	—
Change in Class Z Share Transactions	(23,279,043)	(364,680,849)	(3,581,717)	(72,311,820)
Institutional Class
Proceeds from shares issued	460,127	11,323,081	202,342	4,362,587
Capital Contribution (A)	—	—	—	211,597
Reinvestment of distributions	—	—	23,673	479,135
Redemption Fees	—	—	—	2,369
Cost of shares redeemed	(496,638)	(11,410,856)	(275,705)	(6,113,668)
Change in Institutional Class Share Transactions	(36,511)	(87,775)	(49,690)	(1,057,980)
Change from Share Transactions	(1,475,361)	$(32,892,501)	(3,877,953)	$(78,497,913)

(A)	During the year ended March 31, 2012, the Focused Fund received a one time distribution of settlement funds from Bank of America Fair Fund.
(B)	The Touchstone Focused Fund began issuing Class C Shares on April 12, 2012.
(C)	See Note 7 in Notes to Financial Statements. See accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

9

Financial Highlights

Touchstone Focused Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended,
	September 30,
	2012		Year Ended March 31,
	(Unaudited)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$23.63		$21.92		$21.49	$14.44	$21.68	$23.39
Income from investment operations:
Net investment income	0.12		0.12		0.08	0.10	0.18	0.11
Net realized and unrealized gains on investments	0.21		1.67		1.66	7.08	(7.11)	(0.83)
Total from investment operations	0.33		1.79		1.74	7.18	(6.93)	(0.72)
Distributions from:
Net investment income	—		(0.24)		(0.05)	(0.13)	(0.24)	(0.03)
Realized capital gains	—		—		(1.26)	—	(0.07)	(0.96)
Total distributions	—		(0.24)		(1.31)	(0.13)	(0.31)	(0.99)
Capital Contribution	—		0.16	(A)	—	—	—	—
Net asset value at end of period	$23.96		$23.63		$21.92	$21.49	$14.44	$21.68
Total return(B)	1.40	%(C)	9.08	%(A)	9.34%	49.80%	(32.04%)	(3.46%)
Ratios and supplemental data:
Net assets at end of period (000's)	$6,061		$7,352		$12,226	$33,875	$1,950	$1,690
Ratio to average net assets:
Net expenses	1.20	%(D)	1.20%		1.20%	1.20%	1.35%	1.40%
Gross expenses	2.06	%(D)	1.44%		1.42%	1.38%	2.76%	2.20%
Net investment income	0.91	%(D)	0.58%		0.40%	0.49%	1.01%	0.44%
Portfolio turnover rate	190	%(C)	99%		115%	318%	309%	98%

Touchstone Focused Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Period
	Ended
	September 30,
	2012
	(Unaudited)(E)
Net asset value at beginning of period	$22.61
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gains on investments	1.25
Total from investment operations	1.27
Net asset value at end of period	$23.88
Total return(B)	5.57	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$3
Ratio to average net assets:
Net expenses	1.95	%(D)
Gross expenses	695.70	%(D)
Net investment income	0.16	%(D)
Portfolio turnover rate	190	%(C)

(A)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Represents the period from commencement of operations (April 12, 2012) through September 30, 2012.

See accompanying Notes to Financial Statements.

10

Financial Highlights (Continued)

Touchstone Focused Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended,
	September 30,
	2012		Year Ended March 31,
	(Unaudited)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$23.85		$22.17		$21.75	$14.58	$21.84	$23.53
Income from investment operations:
Net investment income	0.14		0.18		0.12	0.10	0.25	0.19
Net realized and unrealized gains on investments	0.22		1.66		1.71	7.20	(7.20)	(0.86)
Total from investment operations	0.36		1.84		1.83	7.30	(6.95)	(0.67)
Distributions from:
Net investment income	—		(0.32)		(0.15)	(0.13)	(0.24)	(0.06)
Realized capital gains	—		—		(1.26)	—	(0.07)	(0.96)
Total distributions	—		(0.32)		(1.41)	(0.13)	(0.31)	(1.02)
Capital Contribution	—		0.16	(A)	—	—	—	(0.00)
Net asset value at end of period	$24.21		$23.85		$22.17	$21.75	$14.58	$21.84
Total return	1.51	%(B)	9.29	%(A)	9.71%	50.14%	(31.88%)	(3.21%)
Ratios and supplemental data:
Net assets at end of period (000's)	$530,218		$555,142		$595,397	$577,028	$42,976	$17,780
Ratio to average net assets:
Net expenses	0.95	%(C)	0.95%		0.95%	0.95%	1.12%	1.15%
Gross expenses	1.15	%(C)	1.28%		1.32%	1.38%	1.45%	1.36%
Net investment income	1.16	%(C)	0.85%		0.60%	0.50%	1.33%	0.78%
Portfolio turnover rate	190	%(B)	99%		115%	318%	309%	98%

Touchstone Focused Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended,
	September 30,
	2012		Year Ended March 31,
	(Unaudited)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$23.91		$22.23		$21.81	$14.62	21.81	23.54
Income from investment operations:
Net investment income	0.11		0.22		0.15	0.18	0.30	0.29
Net realized and unrealized gains on investments	0.28		1.66		1.71	7.18	(7.17)	(0.93)
Total from investment operations	0.39		1.88		1.86	7.36	(6.87)	(0.64)
Distributions from:
Net investment income	—		(0.36)		(0.18)	(0.17)	(0.25)	(0.13)
Realized capital gains	—		—		(1.26)	—	(0.07)	(0.96)
Total distributions	—		(0.36)		(1.44)	(0.17)	(0.32)	(1.09)
Capital Contribution			0.16	(A)	—	—	—	—
Net asset value at end of period	$24.30		$23.91		$22.23	$21.81	$14.62	$21.81
Total return	1.63	%(B)	9.45	%(A)	9.86%	50.44%	(31.58%)	(3.12%)
Ratios and supplemental data:
Net assets at end of period (000's)	$29,473		$29,879		$28,879	$31,166	$15,451	$23,097
Ratio to average net assets:
Net expenses	0.80	%(C)	0.80%		0.80%	0.80%	0.71%	0.80%
Gross expenses	1.06	%(C)	0.89%		0.95%	0.91%	0.98%	1.02%
Net investment income	1.31	%(C)	1.02%		0.75%	0.91%	1.60%	1.46%
Portfolio turnover rate	190	%(B)	99%		115%	318%	309%	98%

(A)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

11

Notes to Financial Statements

September 30, 2012(Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration ofTrust dated November 18, 1982.TheTrust consists of twenty-two funds including Touchstone Focused Fund (“Focused Fund” or the “Fund”), which is an open-end, non-diversified management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer different classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Fund uses various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period. During the period ended September 30, 2012, there were no transfers between Levels 1, 2 and 3.

The aggregate value by input level, as of September 30, 2012, for the Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by sector allocation. The Fund did not hold any Level 3 categorized securities during the six months ended as of September 30, 2012.

The Fund’s portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2.While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the

12

Notes to Financial Statements (Continued)

Fund sold the investment. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

New accounting pronouncements — In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. generally accepted accounting principals (GAAP) more comparable to those prepared under the International Financial Reporting Standards (IFRS). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

Portfolio securities loaned — The Fund may lend its portfolio securities. Lending portfolio securities exposes the Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially.To minimize these risks, the borrower must agree to maintain cash collateral with the Fund’s custodian in an amount at least equal to the fair value of the loaned securities. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Fund’s custodian into an approved investment vehicle.

13

Notes to Financial Statements (Continued)

As of September 30, 2012, the Fund loaned securities and received collateral as follows:

	Fair Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Focused Fund	$7,063,221	$7,456,265

All collateral received as cash is received, held and administered by the Fund’s custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

By participating in securities lending, the Fund receives compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Share valuation — The NAV per share of each class of shares is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Fund is equal to the NAV per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares.The maximum offering price per share of Class C, Class Y, and Institutional Class shares of the Fund is equal to the net asset value per share.

The redemption price per share of each class of shares of the Fund is generally equal to the NAV per share. However, Class A redemptions that were part of a no load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1%. Additionally, Class C shares of the Fund are subject to a CDSC of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — The Fund declares and distributes net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for the Fund are distributed to shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund is allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a fund are allocated proportionally among all funds daily in relation to net assets of each fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

14

Notes to Financial Statements (Continued)

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption fees — Prior to April 16, 2012, the Fund imposed a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Funds within 10 calendar days of their purchase. The Funds charged the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The redemption/exchange fee was imposed to the extent that the number of Fund shares redeemed exceeded the number of Fund shares that were held for more than 10 calendar days. In determining how long shares of the Fund have been held, shares held by the investor for the longest period of time were sold first.The Funds retained the redemption/exchange fee for the benefit of the remaining shareholders by crediting Paid-in-Capital. The redemption fees can be found on the Statement of Changes in Net Assets. Effective April 16, 2012, the redemption fee plan was terminated. The Fund did not have any redemption fees for the six month ended September 30, 2012.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the period ended September 30, 2012:

Focused
Fund
Purchases of investment securities	$536,396,444
Proceeds from sales and maturities	569,086,670

4. Transactions with Affiliates and Other Related Parties

Certain officers of theTrust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or BNY Mellon Investment Servicing (U.S) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company (“Western-Southern”).

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Fund under terms of an Advisory Agreement. Effective April 16, 2012, under the Advisory Agreement, the Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Touchstone Focused Fund	0.70% on the first $100 million
0.65% on the next $400 million
0.60% on such assets over $500 million

15

Notes to Financial Statements (Continued)

Prior to April 16, 2012, Old Mutual Capital, Inc. (the “Former Advisor”) served as the adviser and administrator to the Funds. For its services, the Funds paid the Former Advisor the same fees listed above with the exception of the following:

Touchstone Focused Fund	0.75% on the first $300 million
0.70% on the next $200 million
0.65% on the next $250 million
0.60% on the next $250 million
0.55% on the next $500 billion
0.50% on the next $500 billion
0.45% of such assets over $2 billion

Effective April 16, 2012, the Advisor has entered into an investment sub-advisory agreement with Fort Washington Investment Advisors, Inc. (“Sub-Advisor”).

The Advisor, not the Funds, pays sub-advisory fees to the Sub-Advisor.

Prior to April 16, 2012, the Fund did not have a Sub-Advisor or a Sub-Advisory Agreement.

Effective April 16, 2012, the Advisor entered into an expense limitation agreement (“Expense Limitation Agreement”) to contractually limit operating expenses of the Fund. The maximum operating expense limit in any year with respect to the Fund is based on a percentage of the average daily net assets of the Fund. The Advisor has agreed to separately waive class level expenses, administration fees and reimburse expenses in order to maintain expense limitations for the Fund as follows:

				Institutional
	Class A	Class C	Class Y	Class
Focused Fund	1.20%	1.95%	0.95%	0.80%

These expense limitations will remain in effect until at least April 16, 2014.

Prior to April 16, 2012, the Former Advisor was also contractually obligated to maintain the expense limitations as listed above with the exception of the following:

				Institutional
	Class A	Class C*	Class Z**	Class
Focused Fund	1.20%	N/A	0.95%	0.80%

*	Prior to April 16, 2012, the Fund did not issue Class C Shares.
**	Funds had Class Z shares outstanding immediately prior to the reorganization, which were exchanged for Class Y Shares of the corresponding Touchstone Fund.

During the period April 16, 2012 through September 30, 2012, the Advisor waived investment advisory fees and administration fees and/or reimbursed expenses of the Funds as follows:

Other
	Investment		Operating
	Advisory	Administration	Expenses
	Fees Waived	Fees Waived	Reimbursed
Focused Fund	$16,606	$241,089	$281,508

16

Notes to Financial Statements (Continued)

For the period April 1, 2012 through April 15, 2012 the Former Adviser accrued and waived investment advisory fees of the Funds, which are included in the Investment advisory fees and Fees waived and/or reimbursed by the Advisor and/or Affiliates on the Statements of Operations as follows:

	Investment	Investment
	Advisory	Advisory
	and	and
	Administration	Administration
	Fees Accrued	Fees Waived
Focused Fund	$171,791	$44,040

Effective April 16, 2012, under the terms of the Expense Limitation Agreement the Advisor is entitled to recover, subject to approval by the Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. At September 30, 2012, the Advisor may seek recoupment of previously waived and reimbursed fees as follows:

Expiration
July 31, 2015
Focused Fund	$530,417

For the period April 1, 2012 through April 16, 2012, the Former Adviser did not recover waived and reimbursed fees on the Fund.

ADMINISTRATION AGREEMENT

Effective April 16, 2012, the Advisor entered into an Administration and Accounting Services Agreement with theTrust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, as well as materials for meetings of the Board of Trustees; calculating the daily net asset value per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of theTrust,Touchstone InvestmentTrust (excluding Institutional Money Market Fund),Touchstone Funds Group Trust, and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrator and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Effective April 16, 2012, under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, the Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

Prior to April 16, 2012, under the terms of the Transfer Agent Agreement between the Trust and DTS Systems, Inc. (“DTS”), DTS maintained the records of each shareholder’s account, answered shareholders’ inquiries concerning their accounts, processed purchases and redemptions of the Fund’s shares, acted as dividend and distribution disbursing agent and performed other shareholder service functions. For these services, DTS received

17

Notes to Financial Statements (Continued)

a monthly fee per shareholder account from the Fund. In addition, the Fund paid out-of-pocket expenses incurred by DTS, including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION

Effective April 16, 2012, the Trust has a Plan of Distribution (“Class A Plan”) under which Class A shares of the Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

Effective April 16, 2012, the Trust also has a Plan of Distribution (“Class C Plan”) under which Class C shares of the Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1.00% of average daily net assets attributable to Class C shares.

For the period April 16, 2012 through September 30, 2012 the Fund accrued the following distributions for Class A and Class C.

	Distribution	Distribution
	Expenses	Expenses
	Accrued	Accrued
	Class A	Class C
Focused Fund	$7,287	$12

Prior to April 16, 2012, the Trust had a Plan of Distribution (“Former Class A Plan”) under which Class A shares of the Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Former Class A Plan was 0.25% of average daily net assets attributable to such shares. For the period April 1, 2012 through April 15, 2012, the Fund paid expenses under the Former Class A Plan, which is included in the Distribution expenses, Class A on the Statements of Operations as follows:

Distribution
Expenses
Accrued
Focused Fund	$741

Prior to April 16, 2012, the Fund did not offer Class C shares.

UNDERWRITING AGREEMENT

The Underwriter is the Fund’s principal underwriter and, as such, acts as exclusive agent for distribution of the Fund’s shares. Effective April 16, 2012, under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the Fund during the period April 16, 2012 through September 30, 2012.

Amount
Focused Fund	$485

18

Notes to Financial Statements (Continued)

The Underwriter did not collect contingent deferred sales charges on the redemption of Class C shares of the Fund during the period April 16, 2012 through September 30, 2012.

During the period April 1, 2012 through April 15, 2012, the Fund did not pay any underwriting or broker commissions on the sale of shares of the Fund.

AFFILIATED INVESTMENTS

The Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of the Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the period ended September 30, 2012, is as follows:

	Share Activity
	Balance			Balance		Value
	03/31/12	Purchases	Sales	09/30/12	Dividends	09/30/12
Focused Fund	—	140,304,461	(125,147,553)	15,156,908	$16,434	$15,156,908

5. Federal Tax Information

Federal income tax — It is the Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended March 31, 2012 and March 31, 2011 was as follows:

	Year Ended	Year Ended
	March 31,	March 31,
	2012	2011
From ordinary income	$8,232,191	$18,165,920
From long-term capital gains	—	22,253,829
	$8,232,191	$40,419,749

19

Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of March 31, 2012:

Focused
Fund
Tax cost of portfolio investments	$504,741,785
Gross unrealized appreciation	97,143,292
Gross unrealized depreciation	(9,747,494)
Net unrealized appreciation (depreciation)	87,395,798
Accumulated capital and other losses	(404,686,638)
Undistributed Ordinary Income	1,147,793
Undistributed capital gains	—
Accumulated earnings (deficit)	$(316,143,047)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

As of March 31, 2012 the Fund had the following capital loss carryforwards for federal income tax purposes:

				No	No
				Expiration	Expiration
	2013	2016	2017	Short Term*	Long Term*	Total
Focused Fund	$312,740,081	$24,381,281	$67,565,276	$—	$—	$404,686,638

*The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending March 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of September 30, 2012. the federal tax cost and unrealized appreciation (depreciation) was as follows for the Fund:

		Gross	Gross	Net
	Federal Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Focused Fund	$508,201,892	$70,636,551	$(11,148,478)	$59,488,073

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended March 31, 2008 through 2012) and have concluded that no provision for income tax is required in their financial statements.

6. Commitments and Contingencies

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be

20

Notes to Financial Statements (Continued)

made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Fund Mergers

On February 10, 2012, the shareholders of the Old Mutual Funds II (the “Reorganizing Funds”) approved an Agreement and Plan of Reorganization (the “Plan”) providing for the transfer of all assets and liabilities of each Reorganizing Fund to the corresponding Touchstone Fund as noted below. The mergers took place on April 13, 2012.

		Net	Shares
Reorganizing Funds*	Touchstone Funds	Assets	Outstanding
Old Mutual Focused Fund	Focused Fund	$563,962,037	24,707,139

*	Funds had Class Z shares outstanding immediately prior to the reorganization, which were exchanged for Class Y Shares of the corresponding Touchstone Fund.

8. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have material impact on the Fund’s financial statements.

21

Other Items (Unaudited)

Proxy Voting

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 through September 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended September 30, 2012” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

22

Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2012	2012	2012	2012*
Touchstone Focused Fund
Class A	Actual	1.20%	$1,000.00	$1,014.00	$5.56
Class A	Hypothetical	1.20%	$1,000.00	$1,017.49	$5.57

Class C **	Actual	1.95%	$1,000.00	$1,028.40	$9.10
Class C	Hypothetical	1.95%	$1,000.00	$1,014.04	$9.04

Class Y	Actual	0.95%	$1,000.00	$1,015.10	$4.41
Class Y	Hypothetical	0.95%	$1,000.00	$1,018.64	$4.41

Institutional Class	Actual	0.80%	$1,000.00	$1,016.30	$3.71
Institutional Class	Hypothetical	0.80%	$1,000.00	$1,019.33	$3.72

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

**	The Fund began issuing Class C shares on April 16,2012. Expenses are equal to the Funds annualized expense ratio multiplied by the average account value over the period, multiplied by 168/365 (to reflect the period April 16, 2012 through September 30, 2012). Actual returns are for the period April 16, 2012 through September 30, 2012.

Advisory Agreement Approval Disclosure

Basis for Board’s Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting held on February 15-16, 2012, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved an amendment to the Investment Advisory Agreement between the Trust and the Advisor adding the Touchstone Focused Fund (the “Fund”) and also initially approved the Sub-Advisory Agreement with respect to the Fund between the Advisor and Fort Washington Investment Advisors Inc. (the “Sub-Advisor”).

In determining whether to approve the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The Board also took into account information provided to the Board in its meetings throughout the year with respect to the services provided by the Advisor and the Sub-Advisor to otherTouchstone Funds. In addition, the Board took into consideration certain information and materials that the Board had received and considered in connection with its approval of the renewal in November 2011 of the Investment Advisory and Sub-Advisory Agreements with respect to other Touchstone Funds. Those approvals, on which the Board voted at its meeting held in person on November 17, 2011, followed a lengthy process during which the Board considered a variety of factors. The information considered by the Board included: (1) a comparison of the Fund’s proposed advisory fee and other fees and anticipated expense ratio with those of comparable funds; (2) performance information for a comparable Touchstone Fund managed by the Sub-Advisor; (3) the Advisor’s and its affiliates’ estimated revenues and costs of providing services to the Fund; and (4) information about the Advisor’s and Sub-Advisor’s personnel. Prior to voting, the IndependentTrustees reviewed the proposed approval of the amendment to the Investment Advisory Agreement

23

Other Items (Continued)

and the Sub-Advisory Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with independent legal counsel in a private session at which no representatives of management were present.

In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Advisor’s anticipated compensation and profitability; (3) a comparison of fees of comparable funds managed by the Advisor; (4) anticipated economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor’s Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services provided to other funds managed by the Advisor, including the Advisor’s role in coordinating the activities of those funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates, including the Sub-Advisor, and the resources available to them, as well as any potential conflicts of interest.The Board discussed the Advisor’s effectiveness in monitoring the performance of theTrust’s sub-advisors, including the Sub-Advisor, and the Advisor’s timeliness in responding to performance issues. The Board considered the Advisor’s process for monitoring the Sub-Advisor, which would include an examination of both qualitative and quantitative elements of the Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor would conduct regular on-site compliance visits with the Sub-Advisor, during which the Advisor would examine a wide variety of factors, such as the financial condition of the Sub-Advisor, the quality of the Sub-Advisor’s systems, the effectiveness of the Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Advisor provides to the Fund. The Board noted that the Advisor’s compliance monitoring processes also would include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to the Sub-Advisor would be reported to the Board. The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to the Fund by the Advisor under the Investment Advisory Agreement.

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and anticipated level of profitability of the Advisor and its affiliates (including the Sub-Advisor) and the direct and indirect benefits to be derived by the Advisor and its affiliates from the Advisor’s relationship with the Fund. The Board noted that the Advisor had contractually agreed to waive advisory fees and administrative fees and/or reimburse expenses in order to limit the Fund’s net operating expenses and would pay the Sub-Advisor’s sub-advisory fee out of the advisory fee the Advisor would receive from the Fund. The Board reviewed the anticipated level of profitability of the Advisor’s relationship with the Fund and also considered whether the Advisor has the financial wherewithal to provide a high level of services to the Fund, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also considered that the Fund’s prospective distributor, an affiliate of the Advisor, would receive Rule 12b-1 distribution fees from the Fund and would receive a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor would derive benefits to its reputation and other benefits from its association with the Fund.

24

Other Items (Continued)

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it would provide to the Fund and the entrepreneurial risk that it would assume as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ anticipated level of profitability, if any, to be derived from their relationship with the Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the Fund’s proposed advisory fee and total expense ratio with those of comparable funds. The Board took into account the Fund’s estimated total expenses for its Class A, Class C, Class Y and Institutional shares after estimated reimbursements. The Board also took into account that the Advisor had contractually agreed to limit the Fund’s net operating expenses until at least April 16, 2014. The Fund’s proposed total expense ratio (net of applicable expense waivers and reimbursements) was below the median of its peer group. The Board took into account that the Old Mutual Focused Fund (the “Acquired Fund”), a series of Old Mutual Funds II, was expected to be merged into the Fund on or about April 16, 2012. The Board also took into consideration that the Sub-Advisor was expected to become the Sub-Advisor to the Fund after the merger. Accordingly, the Board considered the performance of the Touchstone Focused Equity Fund, which had investment strategies that were substantially similar to the ones the Sub-Advisor proposed to use in managing the Fund.

The Board also considered the effect of the Fund’s potential growth and size on its performance and expenses. The Board noted that the Advisor had agreed to waive a portion of its fees and and/or reimburse expenses of the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board further noted that the sub-advisory fee under the Sub-Advisory Agreement would be paid by the Advisor out of the advisory fee it would receive from the Fund and considered the impact of such sub-advisory fee on the profitability of the Advisor. In reviewing the proposed expense ratio and performance of the Touchstone Focused Equity Fund, the Board also took into account the nature, extent and quality of the services to be provided to the Fund by the Advisor and its affiliates.

Economies of Scale. The Board considered the effect of the Fund’s potential growth and size on its performance and expenses. The Board took into account management’s discussion of the Fund’s proposed advisory fee structure. The Board considered the proposed advisory fee under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the proposed advisory fee schedule for the Fund contained breakpoints that would reduce the advisory fee rate on assets above specified levels as the Fund’s assets increased. The Board also noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the proposed advisory fee payable to the Advisor by the Fund would be reduced by the total sub-advisory fee paid by the Advisor to the Sub-Advisor.

Conclusion. In considering the approval of the amendment to the Fund’s Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board reached the following conclusions regarding the amendment to the Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the Fund’s proposed advisory fee is reasonable relative to those of similar funds and the services to be provided by the Advisor. Based on their conclusions, the Trustees determined that approval of the amendment to the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Fund’s Sub-Advisory Agreement, the Board considered various factors with respect to the Fund and the Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services to be provided

25

Other Items (Continued)

to the Fund, including the personnel who would be providing such services; (2) the Sub-Advisor’s proposed compensation; (3) a comparison of the proposed sub-advisory fee and the performance of a comparable Touchstone Fund with substantially similar investment strategies as those the Sub-Advisor proposed to use in managing the Fund; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided by the Sub-Advisor. The Board noted the affiliation of the Sub-Advisor with the Advisor, noting any potential conflicts of interest. The Board also considered the Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund. The Board noted its familiarity with the Sub-Advisor, owing to the Sub-Advisor’s management of other Touchstone Funds. The Board also noted the Sub-Advisor’s brokerage practices.

Sub-Advisor’s Compensation. The Board took into consideration the financial condition of the Sub-Advisor and any direct and indirect benefits to be derived by the Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Fund. In considering the anticipated level of profitability to the Sub-Advisor of its relationship with the Fund, the Board noted the undertaking of the Advisor to maintain expense limitations for the Fund and also noted that the sub-advisory fee under the Sub-Advisory Agreement would be paid by the Advisor out of the advisory fee that it would receive from the Fund under the Investment Advisory Agreement. As a consequence, the anticipated level of profitability to the Sub-Advisor of its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor’s management of the Fund to be a substantial factor in its consideration, although the Board noted that the proposed sub-advisory fee schedule contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased.

Sub-Advisory Fee and Fund Performance. The Board considered that the Fund would pay an advisory fee to the Advisor and that the Advisor would pay a sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the Fund. The Board also considered the proposed sub-advisory fees to be paid by the Advisor in view of the fees charged by the Sub-Advisor for managing other Touchstone Funds. The Board considered the amount to be retained by the Advisor and the sub-advisory fee to be paid to the Sub-Advisor with respect to the various services to be provided by the Advisor and the Sub-Advisor. The Board considered the proposed sub-advisory fee for the Fund and concluded that the Fund’s proposed sub-advisory fee was reasonable in view of the services to be received by the Fund and the other factors considered.

As noted above, the Board considered the Sub-Advisor’s long-term performance record in managing theTouchstone Focused Equity Fund. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Trust’s sub-advisors, including the Sub-Advisor. The Board was mindful of the Advisor’s focus on the performance of sub-advisors and the Advisor’s ways of addressing underperformance.

Conclusion. In considering the approval of the Sub-Advisory Agreement with respect to the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage the Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the Fund’s proposed advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor’s proposed investment strategies are appropriate for pursuing the investment goals of the Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

26

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

27

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Cincinnati, Ohio 45202-4203

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Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

 Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54AA-TST-SAR-1210

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/21/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	11/21/12

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	11/21/12

* Print the name and title of each signing officer under his or her signature.